Patents (Tables)	12 Months Ended
Oct. 31, 2018
Statements Line Items
Disclosure of detailed information about patents
	November 1,
	2016	Additions	October 31, 2017	Additions	October 31, 2018
Cost	$621,181	$161,647	$782,828	$121,603	$904,431
Accumulated amortization	217,581	133,785	351,366	156,960	508,326
Net book value	$403,600		$431,462		$396,105